Average Annual Total Returns - Invesco KBW Regional Banking ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	KBW Nasdaq Regional Banking Index (reflects no deduction for fees, expenses or taxes) 1Year	KBW Nasdaq Regional Banking Index (reflects no deduction for fees, expenses or taxes) 5Years	KBW Nasdaq Regional Banking Index (reflects no deduction for fees, expenses or taxes) SinceInception	S&P Composite 1500® Commercial Banks Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P Composite 1500® Commercial Banks Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P Composite 1500® Commercial Banks Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Nov. 01, 2011	(8.85%)	5.35%	10.84%	(9.70%)	4.75%	10.28%	(4.94%)	4.10%	8.86%	(8.71%)	5.69%	11.21%	(13.25%)	8.59%	13.73%